Shareholder Report	12 Months Ended	81 Months Ended	92 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund II
Entity Central Index Key	0000831016
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
VIP Total Market Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Total Market Index Portfolio
Class Name	VIP Total Market Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained about 23% and contributed most to the fund's performance for the fiscal year. Communication services, which gained 32%, also helped, benefiting from the media & entertainment industry (+35%), as did financials, which advanced 15%. The industrials sector rose 19%, boosted by the capital goods industry (+27%), while health care gained approximately 16% and consumer discretionary advanced approximately 6%. Other contributors included the utilities (+17%), materials (+14%), energy (+8%), consumer staples (+3%) and real estate (+3%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+66%), from the media & entertainment group. NVIDIA (+39%) and Broadcom (+51%), within the semiconductors & semiconductor equipment industry, lifted the fund. In software & services, Microsoft gained approximately 16% and boosted the fund. Lastly, Apple, within the technology hardware & equipment group, gained 9% and also boosted the fund.
•Conversely, the biggest detractor was UnitedHealth (-33%), from the health care equipment & services group. In financial services, Fiserv returned roughly -67% and hurt. Lastly, Salesforce (-20%), Servicenow (-28%) and Accenture (-22%), from the software & services industry, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 17, 2018 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $9,304 $12,136 $14,561 $18,256 $14,713 $18,494 $22,819 Fidelity U.S. Total Investable Market Index℠ $10,000 $9,303 $12,188 $14,691 $18,516 $14,960 $18,872 $23,378 S&P 500® Index $10,000 $9,394 $12,351 $14,624 $18,822 $15,413 $19,465 $24,335 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 2 16.86% 12.86% 13.56% Fidelity U.S. Total Investable Market Index℠ 17.24% 13.28% 13.97% S&P 500® Index 17.88% 14.42% 14.64% A From April 17, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,603,776,959	$ 1,603,776,959	$ 1,603,776,959
Holdings Count | shares	2,531	2,531	2,531
Advisory Fees Paid, Amount	$ 1,472,637
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,603,776,959
Number of Holdings	2,531
Total Advisory Fee	$1,472,637
Portfolio Turnover	6%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.0 Financials 13.4 Consumer Discretionary 10.2 Health Care 9.8 Communication Services 9.6 Industrials 9.3 Consumer Staples 4.4 Energy 2.8 Real Estate 2.2 Utilities 2.2 Materials 2.2 Common Stocks 98.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 99.5 Switzerland 0.1 United Kingdom 0.1 Netherlands 0.1 Australia 0.1 Canada 0.1 Thailand 0.0 Puerto Rico 0.0 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Switzerland - 0.1 United Kingdom - 0.1 Netherlands - 0.1 Australia - 0.1 Canada - 0.1 Thailand - 0.0 Puerto Rico - 0.0 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.9 Apple Inc 6.1 Microsoft Corp 5.4 Amazon.com Inc 3.3 Alphabet Inc Class A 2.8 Broadcom Inc 2.5 Alphabet Inc Class C 2.2 Meta Platforms Inc Class A 2.1 Tesla Inc 1.9 Berkshire Hathaway Inc Class B 1.5 34.7
VIP Total Market Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Total Market Index Portfolio
Class Name	VIP Total Market Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained about 23% and contributed most to the fund's performance for the fiscal year. Communication services, which gained 32%, also helped, benefiting from the media & entertainment industry (+35%), as did financials, which advanced 15%. The industrials sector rose 19%, boosted by the capital goods industry (+27%), while health care gained approximately 16% and consumer discretionary advanced approximately 6%. Other contributors included the utilities (+17%), materials (+14%), energy (+8%), consumer staples (+3%) and real estate (+3%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+66%), from the media & entertainment group. NVIDIA (+39%) and Broadcom (+51%), within the semiconductors & semiconductor equipment industry, lifted the fund. In software & services, Microsoft gained approximately 16% and boosted the fund. Lastly, Apple, within the technology hardware & equipment group, gained 9% and also boosted the fund.
•Conversely, the biggest detractor was UnitedHealth (-33%), from the health care equipment & services group. In financial services, Fiserv returned roughly -67% and hurt. Lastly, Salesforce (-20%), Servicenow (-28%) and Accenture (-22%), from the software & services industry, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $11,236 $13,506 $16,957 $13,679 $17,228 $21,291 Fidelity U.S. Total Investable Market Index℠ $10,000 $11,261 $13,574 $17,108 $13,822 $17,437 $21,601 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 $22,353 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 17.02% 13.03% 14.53% Fidelity U.S. Total Investable Market Index℠ 17.24% 13.28% 14.81% S&P 500® Index 17.88% 14.42% 15.49% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,603,776,959	$ 1,603,776,959	$ 1,603,776,959
Holdings Count | shares	2,531	2,531	2,531
Advisory Fees Paid, Amount	$ 1,472,637
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,603,776,959
Number of Holdings	2,531
Total Advisory Fee	$1,472,637
Portfolio Turnover	6%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.0 Financials 13.4 Consumer Discretionary 10.2 Health Care 9.8 Communication Services 9.6 Industrials 9.3 Consumer Staples 4.4 Energy 2.8 Real Estate 2.2 Utilities 2.2 Materials 2.2 Common Stocks 98.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 99.5 Switzerland 0.1 United Kingdom 0.1 Netherlands 0.1 Australia 0.1 Canada 0.1 Thailand 0.0 Puerto Rico 0.0 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Switzerland - 0.1 United Kingdom - 0.1 Netherlands - 0.1 Australia - 0.1 Canada - 0.1 Thailand - 0.0 Puerto Rico - 0.0 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.9 Apple Inc 6.1 Microsoft Corp 5.4 Amazon.com Inc 3.3 Alphabet Inc Class A 2.8 Broadcom Inc 2.5 Alphabet Inc Class C 2.2 Meta Platforms Inc Class A 2.1 Tesla Inc 1.9 Berkshire Hathaway Inc Class B 1.5 34.7
VIP Total Market Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Total Market Index Portfolio
Class Name	VIP Total Market Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained about 23% and contributed most to the fund's performance for the fiscal year. Communication services, which gained 32%, also helped, benefiting from the media & entertainment industry (+35%), as did financials, which advanced 15%. The industrials sector rose 19%, boosted by the capital goods industry (+27%), while health care gained approximately 16% and consumer discretionary advanced approximately 6%. Other contributors included the utilities (+17%), materials (+14%), energy (+8%), consumer staples (+3%) and real estate (+3%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+66%), from the media & entertainment group. NVIDIA (+39%) and Broadcom (+51%), within the semiconductors & semiconductor equipment industry, lifted the fund. In software & services, Microsoft gained approximately 16% and boosted the fund. Lastly, Apple, within the technology hardware & equipment group, gained 9% and also boosted the fund.
•Conversely, the biggest detractor was UnitedHealth (-33%), from the health care equipment & services group. In financial services, Fiserv returned roughly -67% and hurt. Lastly, Salesforce (-20%), Servicenow (-28%) and Accenture (-22%), from the software & services industry, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 17, 2018 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $9,324 $12,186 $14,660 $18,426 $14,885 $18,765 $23,211 Fidelity U.S. Total Investable Market Index℠ $10,000 $9,303 $12,188 $14,691 $18,516 $14,960 $18,872 $23,378 S&P 500® Index $10,000 $9,394 $12,351 $14,624 $18,822 $15,413 $19,465 $24,335 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Initial Class 17.11% 13.14% 13.84% Fidelity U.S. Total Investable Market Index℠ 17.24% 13.28% 13.97% S&P 500® Index 17.88% 14.42% 14.64% A From April 17, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,603,776,959	$ 1,603,776,959	$ 1,603,776,959
Holdings Count | shares	2,531	2,531	2,531
Advisory Fees Paid, Amount	$ 1,472,637
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,603,776,959
Number of Holdings	2,531
Total Advisory Fee	$1,472,637
Portfolio Turnover	6%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.0 Financials 13.4 Consumer Discretionary 10.2 Health Care 9.8 Communication Services 9.6 Industrials 9.3 Consumer Staples 4.4 Energy 2.8 Real Estate 2.2 Utilities 2.2 Materials 2.2 Common Stocks 98.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 99.5 Switzerland 0.1 United Kingdom 0.1 Netherlands 0.1 Australia 0.1 Canada 0.1 Thailand 0.0 Puerto Rico 0.0 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Switzerland - 0.1 United Kingdom - 0.1 Netherlands - 0.1 Australia - 0.1 Canada - 0.1 Thailand - 0.0 Puerto Rico - 0.0 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.9 Apple Inc 6.1 Microsoft Corp 5.4 Amazon.com Inc 3.3 Alphabet Inc Class A 2.8 Broadcom Inc 2.5 Alphabet Inc Class C 2.2 Meta Platforms Inc Class A 2.1 Tesla Inc 1.9 Berkshire Hathaway Inc Class B 1.5 34.7
VIP International Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP International Index Portfolio
Class Name	VIP International Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 48	0.41%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, Europe ex U.K. gained 36% and contributed most to the fund's performance for the fiscal year, followed by emerging markets (+36%).
•By sector, financials gained 45% and contributed most. Information technology, which gained about 42%, also helped, as did industrials, which advanced 35%, lifted by the capital goods industry (+46%). The materials sector rose approximately 45%, while consumer discretionary gained 17% and communication services advanced 31%. Other contributors included the health care (+18%), energy (+24%), consumer staples (+17%), utilities (+36%) and real estate (+23%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment industry. From the same group, SK Hynix (+288%) and ASML Holding (+55%) contributed. In technology hardware & equipment, Samsung Electronics (+132%) lifted the fund. Lastly, in media & entertainment, Tencent Holdings (+45%) also helped.
•Conversely, the biggest detractor was Novo Nordisk (-40%), from the pharmaceuticals, biotechnology & life sciences industry. From the same industry, CSL returned about -33% and hindered the fund. Meituan (-32%), from the consumer services group, hurt. Recruit Holdings (-20%), from the commercial & professional services group, detracted. Lastly, in food, beverage & tobacco, Diageo returned -29% and also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 17, 2018 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $8,545 $10,354 $11,425 $12,279 $10,288 $11,922 $12,497 Fidelity Global ex U.S. Index℠ $10,000 $8,593 $10,490 $11,666 $12,637 $10,616 $12,386 $13,092 MSCI ACWI (All Country World Index) ex USA Index $10,000 $8,549 $10,407 $11,533 $12,454 $10,478 $12,135 $12,829 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 2 32.82% 7.76% 6.79% Fidelity Global ex U.S. Index℠ 33.26% 8.38% 7.48% MSCI ACWI (All Country World Index) ex USA Index 32.64% 8.09% 7.14% A From April 17, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,122,791,780	$ 1,122,791,780	$ 1,122,791,780
Holdings Count | shares	2,159	2,159	2,159
Advisory Fees Paid, Amount	$ 1,339,620
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,122,791,780
Number of Holdings	2,159
Total Advisory Fee	$1,339,620
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.7 Industrials 14.8 Information Technology 14.8 Consumer Discretionary 9.8 Health Care 7.3 Materials 6.5 Consumer Staples 5.6 Communication Services 5.2 Energy 3.9 Utilities 2.7 Real Estate 1.6 Common Stocks 97.6 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 Japan 15.8 United States 7.9 Canada 7.8 China 7.0 United Kingdom 7.0 Taiwan 6.5 Germany 5.3 France 5.0 Australia 4.5 Others 33.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 15.8 United States - 7.9 Canada - 7.8 China - 7.0 United Kingdom - 7.0 Taiwan - 6.5 Germany - 5.3 France - 5.0 Australia - 4.5 Others - 33.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.5 Tencent Holdings Ltd 1.3 ASML Holding NV 1.3 Samsung Electronics Co Ltd 1.3 Alibaba Group Holding Ltd 1.0 Roche Holding AG non-voting shares 0.9 HSBC Holdings PLC 0.9 Astrazeneca PLC 0.8 Novartis AG 0.7 Nestle SA 0.7 12.4
VIP International Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP International Index Portfolio
Class Name	VIP International Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 30	0.26%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, Europe ex U.K. gained 36% and contributed most to the fund's performance for the fiscal year, followed by emerging markets (+36%).
•By sector, financials gained 45% and contributed most. Information technology, which gained about 42%, also helped, as did industrials, which advanced 35%, lifted by the capital goods industry (+46%). The materials sector rose approximately 45%, while consumer discretionary gained 17% and communication services advanced 31%. Other contributors included the health care (+18%), energy (+24%), consumer staples (+17%), utilities (+36%) and real estate (+23%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment industry. From the same group, SK Hynix (+288%) and ASML Holding (+55%) contributed. In technology hardware & equipment, Samsung Electronics (+132%) lifted the fund. Lastly, in media & entertainment, Tencent Holdings (+45%) also helped.
•Conversely, the biggest detractor was Novo Nordisk (-40%), from the pharmaceuticals, biotechnology & life sciences industry. From the same industry, CSL returned about -33% and hindered the fund. Meituan (-32%), from the consumer services group, hurt. Recruit Holdings (-20%), from the commercial & professional services group, detracted. Lastly, in food, beverage & tobacco, Diageo returned -29% and also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,815 $11,961 $12,876 $10,799 $12,531 $13,160 Fidelity Global ex U.S. Index℠ $10,000 $10,852 $12,068 $13,073 $10,982 $12,813 $13,543 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,793 $11,960 $12,915 $10,866 $12,585 $13,304 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 33.06% 7.92% 8.68% Fidelity Global ex U.S. Index℠ 33.26% 8.38% 9.17% MSCI ACWI (All Country World Index) ex USA Index 32.64% 8.09% 8.81% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,122,791,780	$ 1,122,791,780	$ 1,122,791,780
Holdings Count | shares	2,159	2,159	2,159
Advisory Fees Paid, Amount	$ 1,339,620
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,122,791,780
Number of Holdings	2,159
Total Advisory Fee	$1,339,620
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.7 Industrials 14.8 Information Technology 14.8 Consumer Discretionary 9.8 Health Care 7.3 Materials 6.5 Consumer Staples 5.6 Communication Services 5.2 Energy 3.9 Utilities 2.7 Real Estate 1.6 Common Stocks 97.6 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 Japan 15.8 United States 7.9 Canada 7.8 China 7.0 United Kingdom 7.0 Taiwan 6.5 Germany 5.3 France 5.0 Australia 4.5 Others 33.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 15.8 United States - 7.9 Canada - 7.8 China - 7.0 United Kingdom - 7.0 Taiwan - 6.5 Germany - 5.3 France - 5.0 Australia - 4.5 Others - 33.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.5 Tencent Holdings Ltd 1.3 ASML Holding NV 1.3 Samsung Electronics Co Ltd 1.3 Alibaba Group Holding Ltd 1.0 Roche Holding AG non-voting shares 0.9 HSBC Holdings PLC 0.9 Astrazeneca PLC 0.8 Novartis AG 0.7 Nestle SA 0.7 12.4
VIP International Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP International Index Portfolio
Class Name	VIP International Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 19	0.16%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, Europe ex U.K. gained 36% and contributed most to the fund's performance for the fiscal year, followed by emerging markets (+36%).
•By sector, financials gained 45% and contributed most. Information technology, which gained about 42%, also helped, as did industrials, which advanced 35%, lifted by the capital goods industry (+46%). The materials sector rose approximately 45%, while consumer discretionary gained 17% and communication services advanced 31%. Other contributors included the health care (+18%), energy (+24%), consumer staples (+17%), utilities (+36%) and real estate (+23%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment industry. From the same group, SK Hynix (+288%) and ASML Holding (+55%) contributed. In technology hardware & equipment, Samsung Electronics (+132%) lifted the fund. Lastly, in media & entertainment, Tencent Holdings (+45%) also helped.
•Conversely, the biggest detractor was Novo Nordisk (-40%), from the pharmaceuticals, biotechnology & life sciences industry. From the same industry, CSL returned about -33% and hindered the fund. Meituan (-32%), from the consumer services group, hurt. Recruit Holdings (-20%), from the commercial & professional services group, detracted. Lastly, in food, beverage & tobacco, Diageo returned -29% and also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 17, 2018 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $8,553 $10,395 $11,507 $12,395 $10,410 $12,091 $12,709 Fidelity Global ex U.S. Index℠ $10,000 $8,593 $10,490 $11,666 $12,637 $10,616 $12,386 $13,092 MSCI ACWI (All Country World Index) ex USA Index $10,000 $8,549 $10,407 $11,533 $12,454 $10,478 $12,135 $12,829 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Initial Class 33.15% 8.02% 7.06% Fidelity Global ex U.S. Index℠ 33.26% 8.38% 7.48% MSCI ACWI (All Country World Index) ex USA Index 32.64% 8.09% 7.14% A From April 17, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,122,791,780	$ 1,122,791,780	$ 1,122,791,780
Holdings Count | shares	2,159	2,159	2,159
Advisory Fees Paid, Amount	$ 1,339,620
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,122,791,780
Number of Holdings	2,159
Total Advisory Fee	$1,339,620
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.7 Industrials 14.8 Information Technology 14.8 Consumer Discretionary 9.8 Health Care 7.3 Materials 6.5 Consumer Staples 5.6 Communication Services 5.2 Energy 3.9 Utilities 2.7 Real Estate 1.6 Common Stocks 97.6 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 Japan 15.8 United States 7.9 Canada 7.8 China 7.0 United Kingdom 7.0 Taiwan 6.5 Germany 5.3 France 5.0 Australia 4.5 Others 33.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 15.8 United States - 7.9 Canada - 7.8 China - 7.0 United Kingdom - 7.0 Taiwan - 6.5 Germany - 5.3 France - 5.0 Australia - 4.5 Others - 33.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.5 Tencent Holdings Ltd 1.3 ASML Holding NV 1.3 Samsung Electronics Co Ltd 1.3 Alibaba Group Holding Ltd 1.0 Roche Holding AG non-voting shares 0.9 HSBC Holdings PLC 0.9 Astrazeneca PLC 0.8 Novartis AG 0.7 Nestle SA 0.7 12.4
VIP International Capital Appreciation Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 112	1.02%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, stock picks in Europe ex U.K., in addition to out-of-benchmark exposure to the U.S. and an underweight in emerging markets, detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in industrials and consumer discretionary.
•The biggest individual relative detractor was an overweight in Constellation Software (-22%), one of our largest holdings this period. Outsized exposure to Sea (-32%), an investment we established this period, also hurt. An overweight in ASM International (-20%) was another negative.
•In contrast, from a regional standpoint, stock selection in emerging markets, primarily Taiwan, contributed to the fund's relative result. Within Asia Pacific ex Japan, investment choices in Israel and a lack of exposure to Australia were productive.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially among pharmaceuticals, biotechnology & life sciences firms. A zero weighting in consumer staples also boosted the portfolio's relative return, as did stock selection and an overweight in materials.
•The top individual relative contributor was an overweight in Siemens Energy (+133%), an investment we established in 2025 and one of our largest holdings at period end. An outsized position in Rolls-Royce Holdings (+121%), another of our biggest holdings, helped as well. A comparatively large stake in Heidelberg Materials (+116%) was another plus. The company was among the fund's biggest holdings this period.
•Notable changes in positioning include higher allocations to Israel and Spain. By sector, meaningful changes in positioning include lower allocations to health care and consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $9,682 $13,177 $11,466 $15,242 $18,582 $20,833 $15,297 $19,454 $20,996 $24,851 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,468 $13,337 $11,464 $13,956 $15,465 $16,700 $14,051 $16,273 $17,203 $22,818 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 18.36% 5.99% 9.53% MSCI ACWI (All Country World Index) ex USA Index 32.64% 8.09% 8.60% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 892,988,586	$ 892,988,586	$ 892,988,586
Holdings Count | shares	62	62	62
Advisory Fees Paid, Amount	$ 6,383,574
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$892,988,586
Number of Holdings	62
Total Advisory Fee	$6,383,574
Portfolio Turnover	102%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.3 Financials 27.0 Information Technology 20.0 Materials 8.0 Consumer Discretionary 7.0 Communication Services 5.8 Utilities 2.0 Energy 1.2 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 24.2 Canada 9.9 United Kingdom 9.3 Germany 7.3 India 7.2 Taiwan 5.8 Japan 4.8 France 4.7 Israel 4.4 Others 22.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 24.2 Canada - 9.9 United Kingdom - 9.3 Germany - 7.3 India - 7.2 Taiwan - 5.8 Japan - 4.8 France - 4.7 Israel - 4.4 Others - 22.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.8 Tencent Holdings Ltd 3.1 ASML Holding NV 2.5 Schneider Electric SE 2.3 Hitachi Ltd 2.2 Rolls-Royce Holdings PLC 2.2 Iberdrola SA 2.0 Rheinmetall AG 2.0 Siemens Energy AG 1.9 Banco Santander SA 1.9 25.9
VIP International Capital Appreciation Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 95	0.87%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, stock picks in Europe ex U.K., in addition to out-of-benchmark exposure to the U.S. and an underweight in emerging markets, detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in industrials and consumer discretionary.
•The biggest individual relative detractor was an overweight in Constellation Software (-22%), one of our largest holdings this period. Outsized exposure to Sea (-32%), an investment we established this period, also hurt. An overweight in ASM International (-20%) was another negative.
•In contrast, from a regional standpoint, stock selection in emerging markets, primarily Taiwan, contributed to the fund's relative result. Within Asia Pacific ex Japan, investment choices in Israel and a lack of exposure to Australia were productive.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially among pharmaceuticals, biotechnology & life sciences firms. A zero weighting in consumer staples also boosted the portfolio's relative return, as did stock selection and an overweight in materials.
•The top individual relative contributor was an overweight in Siemens Energy (+133%), an investment we established in 2025 and one of our largest holdings at period end. An outsized position in Rolls-Royce Holdings (+121%), another of our biggest holdings, helped as well. A comparatively large stake in Heidelberg Materials (+116%) was another plus. The company was among the fund's biggest holdings this period.
•Notable changes in positioning include higher allocations to Israel and Spain. By sector, meaningful changes in positioning include lower allocations to health care and consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $9,689 $13,212 $11,514 $15,332 $18,722 $21,007 $15,444 $19,685 $21,267 $25,222 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,468 $13,337 $11,464 $13,956 $15,465 $16,700 $14,051 $16,273 $17,203 $22,818 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 18.60% 6.14% 9.69% MSCI ACWI (All Country World Index) ex USA Index 32.64% 8.09% 8.60% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 892,988,586	$ 892,988,586	$ 892,988,586
Holdings Count | shares	62	62	62
Advisory Fees Paid, Amount	$ 6,383,574
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$892,988,586
Number of Holdings	62
Total Advisory Fee	$6,383,574
Portfolio Turnover	102%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.3 Financials 27.0 Information Technology 20.0 Materials 8.0 Consumer Discretionary 7.0 Communication Services 5.8 Utilities 2.0 Energy 1.2 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 24.2 Canada 9.9 United Kingdom 9.3 Germany 7.3 India 7.2 Taiwan 5.8 Japan 4.8 France 4.7 Israel 4.4 Others 22.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 24.2 Canada - 9.9 United Kingdom - 9.3 Germany - 7.3 India - 7.2 Taiwan - 5.8 Japan - 4.8 France - 4.7 Israel - 4.4 Others - 22.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.8 Tencent Holdings Ltd 3.1 ASML Holding NV 2.5 Schneider Electric SE 2.3 Hitachi Ltd 2.2 Rolls-Royce Holdings PLC 2.2 Iberdrola SA 2.0 Rheinmetall AG 2.0 Siemens Energy AG 1.9 Banco Santander SA 1.9 25.9
VIP International Capital Appreciation Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, stock picks in Europe ex U.K., in addition to out-of-benchmark exposure to the U.S. and an underweight in emerging markets, detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in industrials and consumer discretionary.
•The biggest individual relative detractor was an overweight in Constellation Software (-22%), one of our largest holdings this period. Outsized exposure to Sea (-32%), an investment we established this period, also hurt. An overweight in ASM International (-20%) was another negative.
•In contrast, from a regional standpoint, stock selection in emerging markets, primarily Taiwan, contributed to the fund's relative result. Within Asia Pacific ex Japan, investment choices in Israel and a lack of exposure to Australia were productive.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially among pharmaceuticals, biotechnology & life sciences firms. A zero weighting in consumer staples also boosted the portfolio's relative return, as did stock selection and an overweight in materials.
•The top individual relative contributor was an overweight in Siemens Energy (+133%), an investment we established in 2025 and one of our largest holdings at period end. An outsized position in Rolls-Royce Holdings (+121%), another of our biggest holdings, helped as well. A comparatively large stake in Heidelberg Materials (+116%) was another plus. The company was among the fund's biggest holdings this period.
•Notable changes in positioning include higher allocations to Israel and Spain. By sector, meaningful changes in positioning include lower allocations to health care and consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $9,699 $13,223 $11,530 $15,353 $18,751 $21,047 $15,480 $19,725 $21,328 $25,286 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,468 $13,337 $11,464 $13,956 $15,465 $16,700 $14,051 $16,273 $17,203 $22,818 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 18.56% 6.16% 9.72% MSCI ACWI (All Country World Index) ex USA Index 32.64% 8.09% 8.60% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 892,988,586	$ 892,988,586	$ 892,988,586
Holdings Count | shares	62	62	62
Advisory Fees Paid, Amount	$ 6,383,574
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$892,988,586
Number of Holdings	62
Total Advisory Fee	$6,383,574
Portfolio Turnover	102%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.3 Financials 27.0 Information Technology 20.0 Materials 8.0 Consumer Discretionary 7.0 Communication Services 5.8 Utilities 2.0 Energy 1.2 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 24.2 Canada 9.9 United Kingdom 9.3 Germany 7.3 India 7.2 Taiwan 5.8 Japan 4.8 France 4.7 Israel 4.4 Others 22.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 24.2 Canada - 9.9 United Kingdom - 9.3 Germany - 7.3 India - 7.2 Taiwan - 5.8 Japan - 4.8 France - 4.7 Israel - 4.4 Others - 22.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.8 Tencent Holdings Ltd 3.1 ASML Holding NV 2.5 Schneider Electric SE 2.3 Hitachi Ltd 2.2 Rolls-Royce Holdings PLC 2.2 Iberdrola SA 2.0 Rheinmetall AG 2.0 Siemens Energy AG 1.9 Banco Santander SA 1.9 25.9
VIP International Capital Appreciation Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 85	0.78%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, stock picks in Europe ex U.K., in addition to out-of-benchmark exposure to the U.S. and an underweight in emerging markets, detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in industrials and consumer discretionary.
•The biggest individual relative detractor was an overweight in Constellation Software (-22%), one of our largest holdings this period. Outsized exposure to Sea (-32%), an investment we established this period, also hurt. An overweight in ASM International (-20%) was another negative.
•In contrast, from a regional standpoint, stock selection in emerging markets, primarily Taiwan, contributed to the fund's relative result. Within Asia Pacific ex Japan, investment choices in Israel and a lack of exposure to Australia were productive.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially among pharmaceuticals, biotechnology & life sciences firms. A zero weighting in consumer staples also boosted the portfolio's relative return, as did stock selection and an overweight in materials.
•The top individual relative contributor was an overweight in Siemens Energy (+133%), an investment we established in 2025 and one of our largest holdings at period end. An outsized position in Rolls-Royce Holdings (+121%), another of our biggest holdings, helped as well. A comparatively large stake in Heidelberg Materials (+116%) was another plus. The company was among the fund's biggest holdings this period.
•Notable changes in positioning include higher allocations to Israel and Spain. By sector, meaningful changes in positioning include lower allocations to health care and consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $9,702 $13,239 $11,551 $15,401 $18,817 $21,149 $15,566 $19,846 $21,472 $25,486 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,468 $13,337 $11,464 $13,956 $15,465 $16,700 $14,051 $16,273 $17,203 $22,818 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 18.69% 6.26% 9.81% MSCI ACWI (All Country World Index) ex USA Index 32.64% 8.09% 8.60% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 892,988,586	$ 892,988,586	$ 892,988,586
Holdings Count | shares	62	62	62
Advisory Fees Paid, Amount	$ 6,383,574
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$892,988,586
Number of Holdings	62
Total Advisory Fee	$6,383,574
Portfolio Turnover	102%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.3 Financials 27.0 Information Technology 20.0 Materials 8.0 Consumer Discretionary 7.0 Communication Services 5.8 Utilities 2.0 Energy 1.2 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 24.2 Canada 9.9 United Kingdom 9.3 Germany 7.3 India 7.2 Taiwan 5.8 Japan 4.8 France 4.7 Israel 4.4 Others 22.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 24.2 Canada - 9.9 United Kingdom - 9.3 Germany - 7.3 India - 7.2 Taiwan - 5.8 Japan - 4.8 France - 4.7 Israel - 4.4 Others - 22.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.8 Tencent Holdings Ltd 3.1 ASML Holding NV 2.5 Schneider Electric SE 2.3 Hitachi Ltd 2.2 Rolls-Royce Holdings PLC 2.2 Iberdrola SA 2.0 Rheinmetall AG 2.0 Siemens Energy AG 1.9 Banco Santander SA 1.9 25.9
VIP Index 500 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Index 500 Portfolio
Class Name	VIP Index 500 Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 24% and contributed most to the fund's performance for the fiscal year. Communication services, which gained approximately 34%, also helped, benefiting from the media & entertainment industry (+36%), as did financials, which advanced 15%. The industrials sector rose about 19%, boosted by the capital goods industry (+26%), while health care gained roughly 15% and consumer discretionary advanced 6%. Other contributors included the utilities (+16%), energy (+9%), consumer staples (+4%), materials (+10%) and real estate (+3%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+66%), from the media & entertainment category. NVIDIA (+39%) and Broadcom (+51%), within the semiconductors & semiconductor equipment industry, helped. Microsoft (+16%), from the software & services industry, helped. Lastly, Apple (+9%), a stock in the technology hardware & equipment industry, also helped.
•Conversely, the biggest detractor was UnitedHealth (-33%), from the health care equipment & services industry. Fiserv, within the financial services industry, returned roughly -67% and hurt the fund. Lastly, Salesforce (-20%), Servicenow (-28%) and Accenture (-22%), within the software & services category, also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $11,158 $13,547 $12,906 $16,909 $19,944 $25,579 $20,868 $26,268 $32,727 $38,448 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 17.48% 14.03% 14.42% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 18,608,739,577	$ 18,608,739,577	$ 18,608,739,577
Holdings Count | shares	507	507	507
Advisory Fees Paid, Amount	$ 7,681,001
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$18,608,739,577
Number of Holdings	507
Total Advisory Fee	$7,681,001
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.4 Financials 13.4 Communication Services 10.5 Consumer Discretionary 10.4 Health Care 9.6 Industrials 8.1 Consumer Staples 4.7 Energy 2.8 Utilities 2.2 Materials 1.8 Real Estate 1.8 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 99.8 Switzerland 0.1 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Switzerland - 0.1 Netherlands - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.8 Apple Inc 6.9 Microsoft Corp 6.2 Amazon.com Inc 3.9 Alphabet Inc Class A 3.1 Broadcom Inc 2.8 Alphabet Inc Class C 2.5 Meta Platforms Inc Class A 2.5 Tesla Inc 2.2 Berkshire Hathaway Inc Class B 1.6 39.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its classification allowing it to operate as a non-diversified fund if changes in the relative market capitalization or weightings of issuers in the fund's index cause the fund to become non-diversified, and its principal investment strategies and risks were updated to reflect the change during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Index 500 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Index 500 Portfolio
Class Name	VIP Index 500 Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 24% and contributed most to the fund's performance for the fiscal year. Communication services, which gained approximately 34%, also helped, benefiting from the media & entertainment industry (+36%), as did financials, which advanced 15%. The industrials sector rose about 19%, boosted by the capital goods industry (+26%), while health care gained roughly 15% and consumer discretionary advanced 6%. Other contributors included the utilities (+16%), energy (+9%), consumer staples (+4%), materials (+10%) and real estate (+3%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+66%), from the media & entertainment category. NVIDIA (+39%) and Broadcom (+51%), within the semiconductors & semiconductor equipment industry, helped. Microsoft (+16%), from the software & services industry, helped. Lastly, Apple (+9%), a stock in the technology hardware & equipment industry, also helped.
•Conversely, the biggest detractor was UnitedHealth (-33%), from the health care equipment & services industry. Fiserv, within the financial services industry, returned roughly -67% and hurt the fund. Lastly, Salesforce (-20%), Servicenow (-28%) and Accenture (-22%), within the software & services category, also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $11,175 $13,587 $12,964 $17,011 $20,094 $25,810 $21,088 $26,586 $33,171 $39,028 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 17.66% 14.20% 14.59% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 18,608,739,577	$ 18,608,739,577	$ 18,608,739,577
Holdings Count | shares	507	507	507
Advisory Fees Paid, Amount	$ 7,681,001
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$18,608,739,577
Number of Holdings	507
Total Advisory Fee	$7,681,001
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.4 Financials 13.4 Communication Services 10.5 Consumer Discretionary 10.4 Health Care 9.6 Industrials 8.1 Consumer Staples 4.7 Energy 2.8 Utilities 2.2 Materials 1.8 Real Estate 1.8 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 99.8 Switzerland 0.1 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Switzerland - 0.1 Netherlands - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.8 Apple Inc 6.9 Microsoft Corp 6.2 Amazon.com Inc 3.9 Alphabet Inc Class A 3.1 Broadcom Inc 2.8 Alphabet Inc Class C 2.5 Meta Platforms Inc Class A 2.5 Tesla Inc 2.2 Berkshire Hathaway Inc Class B 1.6 39.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its classification allowing it to operate as a non-diversified fund if changes in the relative market capitalization or weightings of issuers in the fund's index cause the fund to become non-diversified, and its principal investment strategies and risks were updated to reflect the change during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Index 500 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Index 500 Portfolio
Class Name	VIP Index 500 Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 24% and contributed most to the fund's performance for the fiscal year. Communication services, which gained approximately 34%, also helped, benefiting from the media & entertainment industry (+36%), as did financials, which advanced 15%. The industrials sector rose about 19%, boosted by the capital goods industry (+26%), while health care gained roughly 15% and consumer discretionary advanced 6%. Other contributors included the utilities (+16%), energy (+9%), consumer staples (+4%), materials (+10%) and real estate (+3%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+66%), from the media & entertainment category. NVIDIA (+39%) and Broadcom (+51%), within the semiconductors & semiconductor equipment industry, helped. Microsoft (+16%), from the software & services industry, helped. Lastly, Apple (+9%), a stock in the technology hardware & equipment industry, also helped.
•Conversely, the biggest detractor was UnitedHealth (-33%), from the health care equipment & services industry. Fiserv, within the financial services industry, returned roughly -67% and hurt the fund. Lastly, Salesforce (-20%), Servicenow (-28%) and Accenture (-22%), within the software & services category, also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $11,186 $13,615 $13,003 $17,080 $20,195 $25,966 $21,237 $26,799 $33,472 $39,422 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 17.78% 14.31% 14.70% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 18,608,739,577	$ 18,608,739,577	$ 18,608,739,577
Holdings Count | shares	507	507	507
Advisory Fees Paid, Amount	$ 7,681,001
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$18,608,739,577
Number of Holdings	507
Total Advisory Fee	$7,681,001
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.4 Financials 13.4 Communication Services 10.5 Consumer Discretionary 10.4 Health Care 9.6 Industrials 8.1 Consumer Staples 4.7 Energy 2.8 Utilities 2.2 Materials 1.8 Real Estate 1.8 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 99.8 Switzerland 0.1 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Switzerland - 0.1 Netherlands - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.8 Apple Inc 6.9 Microsoft Corp 6.2 Amazon.com Inc 3.9 Alphabet Inc Class A 3.1 Broadcom Inc 2.8 Alphabet Inc Class C 2.5 Meta Platforms Inc Class A 2.5 Tesla Inc 2.2 Berkshire Hathaway Inc Class B 1.6 39.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its classification allowing it to operate as a non-diversified fund if changes in the relative market capitalization or weightings of issuers in the fund's index cause the fund to become non-diversified, and its principal investment strategies and risks were updated to reflect the change during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Extended Market Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Extended Market Index Portfolio
Class Name	VIP Extended Market Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, industrials gained 18% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+27%). Health care, which gained 21%, also helped, benefiting from the pharmaceuticals, biotechnology & life sciences industry (+34%), as did information technology, which advanced roughly 13%, lifted by the technology hardware & equipment industry (+55%). The financials sector rose 10%, while materials gained 23% and communication services advanced approximately 20%. Other contributors included the utilities (+25%), energy (+14%), consumer discretionary (+2%) and real estate (+2%) sectors.
•Conversely, consumer staples returned -9% and detracted most. This group was hampered by the food, beverage & tobacco industry (-17%).
•Turning to individual stocks, the biggest contributor was Sandisk (+659%), from the technology hardware & equipment industry. From the same industry, Ciena (+176%) and Lumentum Holdings (+339%) lifted the fund. In materials, Anglogold Ashanti gained approximately 288% and lifted the fund. Lastly, in capital goods, Comfort Systems USA gained 121% and also boosted the fund.
•In contrast, the biggest detractor was Sarepta Therapeutics (-82%), from the pharmaceuticals, biotechnology & life sciences group. BellRing Brands (-65%), from the household & personal products group, hurt the fund. In consumer services, Duolingo returned -46% and hindered the fund. Another notable detractor was Circle Internet (-65%), a stock in the software & services group. Lastly, Smurfit WestRock (-23%), a stock in the materials sector, also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 17, 2018 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $8,891 $11,153 $12,958 $15,671 $12,803 $14,994 $16,797 Fidelity U.S. Extended Investable Market Index℠ $10,000 $8,914 $11,260 $13,132 $15,951 $13,057 $15,396 $17,291 S&P 500® Index $10,000 $9,394 $12,351 $14,624 $18,822 $15,413 $19,465 $24,335 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 2 12.03% 7.75% 8.54% Fidelity U.S. Extended Investable Market Index℠ 12.47% 8.17% 9.01% S&P 500® Index 17.88% 14.42% 14.64% A From April 17, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 439,445,214	$ 439,445,214	$ 439,445,214
Holdings Count | shares	2,023	2,023	2,023
Advisory Fees Paid, Amount	$ 418,057
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$439,445,214
Number of Holdings	2,023
Total Advisory Fee	$418,057
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.3 Financials 16.7 Information Technology 13.5 Health Care 12.8 Consumer Discretionary 11.1 Real Estate 6.0 Materials 4.7 Communication Services 3.5 Energy 3.5 Consumer Staples 3.2 Utilities 2.5 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 97.8 Australia 0.6 United Kingdom 0.4 Thailand 0.3 Puerto Rico 0.2 Canada 0.2 Bermuda 0.2 Sweden 0.2 Switzerland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.8 Australia - 0.6 United Kingdom - 0.4 Thailand - 0.3 Puerto Rico - 0.2 Canada - 0.2 Bermuda - 0.2 Sweden - 0.2 Switzerland - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Anglogold Ashanti Plc 0.6 Ciena Corp 0.6 Sandisk Corp/DE 0.6 SoFi Technologies Inc Class A 0.6 Comfort Systems USA Inc 0.5 Rocket Lab Corp 0.5 Coherent Corp 0.5 Reddit Inc Class A 0.5 Tapestry Inc 0.5 EMCOR Group Inc 0.4 5.3
VIP Extended Market Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Extended Market Index Portfolio
Class Name	VIP Extended Market Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, industrials gained 18% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+27%). Health care, which gained 21%, also helped, benefiting from the pharmaceuticals, biotechnology & life sciences industry (+34%), as did information technology, which advanced roughly 13%, lifted by the technology hardware & equipment industry (+55%). The financials sector rose 10%, while materials gained 23% and communication services advanced approximately 20%. Other contributors included the utilities (+25%), energy (+14%), consumer discretionary (+2%) and real estate (+2%) sectors.
•Conversely, consumer staples returned -9% and detracted most. This group was hampered by the food, beverage & tobacco industry (-17%).
•Turning to individual stocks, the biggest contributor was Sandisk (+659%), from the technology hardware & equipment industry. From the same industry, Ciena (+176%) and Lumentum Holdings (+339%) lifted the fund. In materials, Anglogold Ashanti gained approximately 288% and lifted the fund. Lastly, in capital goods, Comfort Systems USA gained 121% and also boosted the fund.
•In contrast, the biggest detractor was Sarepta Therapeutics (-82%), from the pharmaceuticals, biotechnology & life sciences group. BellRing Brands (-65%), from the household & personal products group, hurt the fund. In consumer services, Duolingo returned -46% and hindered the fund. Another notable detractor was Circle Internet (-65%), a stock in the software & services group. Lastly, Smurfit WestRock (-23%), a stock in the materials sector, also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,624 $12,364 $14,980 $12,250 $14,374 $16,125 Fidelity U.S. Extended Investable Market Index℠ $10,000 $10,672 $12,446 $15,118 $12,374 $14,591 $16,387 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 $22,353 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 12.18% 7.91% 9.21% Fidelity U.S. Extended Investable Market Index℠ 12.47% 8.17% 9.51% S&P 500® Index 17.88% 14.42% 15.49% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 439,445,214	$ 439,445,214	$ 439,445,214
Holdings Count | shares	2,023	2,023	2,023
Advisory Fees Paid, Amount	$ 418,057
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$439,445,214
Number of Holdings	2,023
Total Advisory Fee	$418,057
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.3 Financials 16.7 Information Technology 13.5 Health Care 12.8 Consumer Discretionary 11.1 Real Estate 6.0 Materials 4.7 Communication Services 3.5 Energy 3.5 Consumer Staples 3.2 Utilities 2.5 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 97.8 Australia 0.6 United Kingdom 0.4 Thailand 0.3 Puerto Rico 0.2 Canada 0.2 Bermuda 0.2 Sweden 0.2 Switzerland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.8 Australia - 0.6 United Kingdom - 0.4 Thailand - 0.3 Puerto Rico - 0.2 Canada - 0.2 Bermuda - 0.2 Sweden - 0.2 Switzerland - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Anglogold Ashanti Plc 0.6 Ciena Corp 0.6 Sandisk Corp/DE 0.6 SoFi Technologies Inc Class A 0.6 Comfort Systems USA Inc 0.5 Rocket Lab Corp 0.5 Coherent Corp 0.5 Reddit Inc Class A 0.5 Tapestry Inc 0.5 EMCOR Group Inc 0.4 5.3
VIP Extended Market Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Extended Market Index Portfolio
Class Name	VIP Extended Market Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, industrials gained 18% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+27%). Health care, which gained 21%, also helped, benefiting from the pharmaceuticals, biotechnology & life sciences industry (+34%), as did information technology, which advanced roughly 13%, lifted by the technology hardware & equipment industry (+55%). The financials sector rose 10%, while materials gained 23% and communication services advanced approximately 20%. Other contributors included the utilities (+25%), energy (+14%), consumer discretionary (+2%) and real estate (+2%) sectors.
•Conversely, consumer staples returned -9% and detracted most. This group was hampered by the food, beverage & tobacco industry (-17%).
•Turning to individual stocks, the biggest contributor was Sandisk (+659%), from the technology hardware & equipment industry. From the same industry, Ciena (+176%) and Lumentum Holdings (+339%) lifted the fund. In materials, Anglogold Ashanti gained approximately 288% and lifted the fund. Lastly, in capital goods, Comfort Systems USA gained 121% and also boosted the fund.
•In contrast, the biggest detractor was Sarepta Therapeutics (-82%), from the pharmaceuticals, biotechnology & life sciences group. BellRing Brands (-65%), from the household & personal products group, hurt the fund. In consumer services, Duolingo returned -46% and hindered the fund. Another notable detractor was Circle Internet (-65%), a stock in the software & services group. Lastly, Smurfit WestRock (-23%), a stock in the materials sector, also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 17, 2018 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $8,901 $11,205 $13,049 $15,820 $12,953 $15,211 $17,083 Fidelity U.S. Extended Investable Market Index℠ $10,000 $8,914 $11,260 $13,132 $15,951 $13,057 $15,396 $17,291 S&P 500® Index $10,000 $9,394 $12,351 $14,624 $18,822 $15,413 $19,465 $24,335 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Initial Class 12.32% 8.02% 8.82% Fidelity U.S. Extended Investable Market Index℠ 12.47% 8.17% 9.01% S&P 500® Index 17.88% 14.42% 14.64% A From April 17, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 439,445,214	$ 439,445,214	$ 439,445,214
Holdings Count | shares	2,023	2,023	2,023
Advisory Fees Paid, Amount	$ 418,057
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$439,445,214
Number of Holdings	2,023
Total Advisory Fee	$418,057
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.3 Financials 16.7 Information Technology 13.5 Health Care 12.8 Consumer Discretionary 11.1 Real Estate 6.0 Materials 4.7 Communication Services 3.5 Energy 3.5 Consumer Staples 3.2 Utilities 2.5 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 97.8 Australia 0.6 United Kingdom 0.4 Thailand 0.3 Puerto Rico 0.2 Canada 0.2 Bermuda 0.2 Sweden 0.2 Switzerland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.8 Australia - 0.6 United Kingdom - 0.4 Thailand - 0.3 Puerto Rico - 0.2 Canada - 0.2 Bermuda - 0.2 Sweden - 0.2 Switzerland - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Anglogold Ashanti Plc 0.6 Ciena Corp 0.6 Sandisk Corp/DE 0.6 SoFi Technologies Inc Class A 0.6 Comfort Systems USA Inc 0.5 Rocket Lab Corp 0.5 Coherent Corp 0.5 Reddit Inc Class A 0.5 Tapestry Inc 0.5 EMCOR Group Inc 0.4 5.3
VIP Emerging Markets Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 134	1.12%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, stock picking in Africa, primarily in South Africa, and an underweight in Emerging Asia, primarily in India, contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within financials. Security selection and an overweight in materials also boosted relative performance.
•The top individual relative contributor was an overweight in Samsung Electronics (+134%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Impala Platinum Holdings (+244%). This period we decreased our investment in Impala Platinum Holdings. An overweight in China Life Insurance (+93%) also helped. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock picking in Emerging Asia, primarily in Taiwan, and Latin America, primarily in Mexico, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary.
•The biggest individual relative detractor this period was avoiding SK Hynix, a benchmark component that gained approximately 286%. The second-largest relative detractor was an underweight in Alibaba (+76%). Another notable relative detractor was our non-benchmark stake in Hiwin Technologies (-38%).
•Notable changes in positioning include decreased exposure to Brazil and a higher allocation to South Africa. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,295 $15,138 $12,389 $16,005 $20,948 $20,442 $16,278 $17,823 $19,553 $27,529 MSCI Emerging Markets Index $10,000 $11,123 $15,275 $13,054 $15,464 $18,297 $17,835 $14,255 $15,660 $16,834 $22,478 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 40.79% 5.62% 10.66% MSCI Emerging Markets Index 33.53% 4.20% 8.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,364,694,702	$ 1,364,694,702	$ 1,364,694,702
Holdings Count | shares	57	57	57
Advisory Fees Paid, Amount	$ 10,460,791
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,364,694,702
Number of Holdings	57
Total Advisory Fee	$10,460,791
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.1 Information Technology 23.6 Consumer Discretionary 12.2 Communication Services 10.8 Industrials 9.4 Materials 9.1 Consumer Staples 4.1 Health Care 3.4 Energy 1.5 Common Stocks 98.2 International Equity Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 International Equity Funds - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 China 30.4 Taiwan 14.8 Korea (South) 12.0 India 8.0 Mexico 6.9 South Africa 4.0 Greece 3.5 Hungary 3.1 Brazil 3.1 Others 14.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 30.4 Taiwan - 14.8 Korea (South) - 12.0 India - 8.0 Mexico - 6.9 South Africa - 4.0 Greece - 3.5 Hungary - 3.1 Brazil - 3.1 Others - 14.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Samsung Electronics Co Ltd 9.3 Taiwan Semiconductor Manufacturing Co Ltd 9.0 Tencent Holdings Ltd 7.4 China Life Insurance Co Ltd H Shares 3.0 Wal-Mart de Mexico SAB de CV Series V 2.9 MediaTek Inc 2.6 Credicorp Ltd 2.6 Larsen & Toubro Ltd 2.2 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.2 PDD Holdings Inc Class A ADR 2.2 43.4
VIP Emerging Markets Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 116	0.97%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, stock picking in Africa, primarily in South Africa, and an underweight in Emerging Asia, primarily in India, contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within financials. Security selection and an overweight in materials also boosted relative performance.
•The top individual relative contributor was an overweight in Samsung Electronics (+134%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Impala Platinum Holdings (+244%). This period we decreased our investment in Impala Platinum Holdings. An overweight in China Life Insurance (+93%) also helped. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock picking in Emerging Asia, primarily in Taiwan, and Latin America, primarily in Mexico, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary.
•The biggest individual relative detractor this period was avoiding SK Hynix, a benchmark component that gained approximately 286%. The second-largest relative detractor was an underweight in Alibaba (+76%). Another notable relative detractor was our non-benchmark stake in Hiwin Technologies (-38%).
•Notable changes in positioning include decreased exposure to Brazil and a higher allocation to South Africa. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,313 $15,179 $12,444 $16,090 $21,106 $20,624 $16,446 $18,026 $19,806 $27,935 MSCI Emerging Markets Index $10,000 $11,123 $15,275 $13,054 $15,464 $18,297 $17,835 $14,255 $15,660 $16,834 $22,478 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 41.04% 5.77% 10.82% MSCI Emerging Markets Index 33.53% 4.20% 8.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,364,694,702	$ 1,364,694,702	$ 1,364,694,702
Holdings Count | shares	57	57	57
Advisory Fees Paid, Amount	$ 10,460,791
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,364,694,702
Number of Holdings	57
Total Advisory Fee	$10,460,791
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.1 Information Technology 23.6 Consumer Discretionary 12.2 Communication Services 10.8 Industrials 9.4 Materials 9.1 Consumer Staples 4.1 Health Care 3.4 Energy 1.5 Common Stocks 98.2 International Equity Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 International Equity Funds - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 China 30.4 Taiwan 14.8 Korea (South) 12.0 India 8.0 Mexico 6.9 South Africa 4.0 Greece 3.5 Hungary 3.1 Brazil 3.1 Others 14.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 30.4 Taiwan - 14.8 Korea (South) - 12.0 India - 8.0 Mexico - 6.9 South Africa - 4.0 Greece - 3.5 Hungary - 3.1 Brazil - 3.1 Others - 14.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Samsung Electronics Co Ltd 9.3 Taiwan Semiconductor Manufacturing Co Ltd 9.0 Tencent Holdings Ltd 7.4 China Life Insurance Co Ltd H Shares 3.0 Wal-Mart de Mexico SAB de CV Series V 2.9 MediaTek Inc 2.6 Credicorp Ltd 2.6 Larsen & Toubro Ltd 2.2 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.2 PDD Holdings Inc Class A ADR 2.2 43.4
VIP Emerging Markets Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 114	0.94%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, stock picking in Africa, primarily in South Africa, and an underweight in Emerging Asia, primarily in India, contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within financials. Security selection and an overweight in materials also boosted relative performance.
•The top individual relative contributor was an overweight in Samsung Electronics (+134%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Impala Platinum Holdings (+244%). This period we decreased our investment in Impala Platinum Holdings. An overweight in China Life Insurance (+93%) also helped. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock picking in Emerging Asia, primarily in Taiwan, and Latin America, primarily in Mexico, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary.
•The biggest individual relative detractor this period was avoiding SK Hynix, a benchmark component that gained approximately 286%. The second-largest relative detractor was an underweight in Alibaba (+76%). Another notable relative detractor was our non-benchmark stake in Hiwin Technologies (-38%).
•Notable changes in positioning include decreased exposure to Brazil and a higher allocation to South Africa. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,306 $15,183 $12,447 $16,104 $21,122 $20,641 $16,473 $18,055 $19,843 $27,990 MSCI Emerging Markets Index $10,000 $11,123 $15,275 $13,054 $15,464 $18,297 $17,835 $14,255 $15,660 $16,834 $22,478 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 41.06% 5.79% 10.84% MSCI Emerging Markets Index 33.53% 4.20% 8.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,364,694,702	$ 1,364,694,702	$ 1,364,694,702
Holdings Count | shares	57	57	57
Advisory Fees Paid, Amount	$ 10,460,791
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,364,694,702
Number of Holdings	57
Total Advisory Fee	$10,460,791
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.1 Information Technology 23.6 Consumer Discretionary 12.2 Communication Services 10.8 Industrials 9.4 Materials 9.1 Consumer Staples 4.1 Health Care 3.4 Energy 1.5 Common Stocks 98.2 International Equity Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 International Equity Funds - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 China 30.4 Taiwan 14.8 Korea (South) 12.0 India 8.0 Mexico 6.9 South Africa 4.0 Greece 3.5 Hungary 3.1 Brazil 3.1 Others 14.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 30.4 Taiwan - 14.8 Korea (South) - 12.0 India - 8.0 Mexico - 6.9 South Africa - 4.0 Greece - 3.5 Hungary - 3.1 Brazil - 3.1 Others - 14.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Samsung Electronics Co Ltd 9.3 Taiwan Semiconductor Manufacturing Co Ltd 9.0 Tencent Holdings Ltd 7.4 China Life Insurance Co Ltd H Shares 3.0 Wal-Mart de Mexico SAB de CV Series V 2.9 MediaTek Inc 2.6 Credicorp Ltd 2.6 Larsen & Toubro Ltd 2.2 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.2 PDD Holdings Inc Class A ADR 2.2 43.4
VIP Emerging Markets Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 105	0.87%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, stock picking in Africa, primarily in South Africa, and an underweight in Emerging Asia, primarily in India, contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within financials. Security selection and an overweight in materials also boosted relative performance.
•The top individual relative contributor was an overweight in Samsung Electronics (+134%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Impala Platinum Holdings (+244%). This period we decreased our investment in Impala Platinum Holdings. An overweight in China Life Insurance (+93%) also helped. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock picking in Emerging Asia, primarily in Taiwan, and Latin America, primarily in Mexico, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary.
•The biggest individual relative detractor this period was avoiding SK Hynix, a benchmark component that gained approximately 286%. The second-largest relative detractor was an underweight in Alibaba (+76%). Another notable relative detractor was our non-benchmark stake in Hiwin Technologies (-38%).
•Notable changes in positioning include decreased exposure to Brazil and a higher allocation to South Africa. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,324 $15,217 $12,478 $16,154 $21,205 $20,744 $16,560 $18,160 $19,982 $28,216 MSCI Emerging Markets Index $10,000 $11,123 $15,275 $13,054 $15,464 $18,297 $17,835 $14,255 $15,660 $16,834 $22,478 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 41.20% 5.88% 10.93% MSCI Emerging Markets Index 33.53% 4.20% 8.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,364,694,702	$ 1,364,694,702	$ 1,364,694,702
Holdings Count | shares	57	57	57
Advisory Fees Paid, Amount	$ 10,460,791
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,364,694,702
Number of Holdings	57
Total Advisory Fee	$10,460,791
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.1 Information Technology 23.6 Consumer Discretionary 12.2 Communication Services 10.8 Industrials 9.4 Materials 9.1 Consumer Staples 4.1 Health Care 3.4 Energy 1.5 Common Stocks 98.2 International Equity Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 International Equity Funds - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 China 30.4 Taiwan 14.8 Korea (South) 12.0 India 8.0 Mexico 6.9 South Africa 4.0 Greece 3.5 Hungary 3.1 Brazil 3.1 Others 14.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 30.4 Taiwan - 14.8 Korea (South) - 12.0 India - 8.0 Mexico - 6.9 South Africa - 4.0 Greece - 3.5 Hungary - 3.1 Brazil - 3.1 Others - 14.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Samsung Electronics Co Ltd 9.3 Taiwan Semiconductor Manufacturing Co Ltd 9.0 Tencent Holdings Ltd 7.4 China Life Insurance Co Ltd H Shares 3.0 Wal-Mart de Mexico SAB de CV Series V 2.9 MediaTek Inc 2.6 Credicorp Ltd 2.6 Larsen & Toubro Ltd 2.2 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.2 PDD Holdings Inc Class A ADR 2.2 43.4
VIP Disciplined Small Cap Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the year, led by the industrials sector, where our stock picks in capital goods helped most. Investment choices in health care, primarily within the health care equipment & services industry, and materials further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Hecla Mining (+286%), one of the fund's largest holdings at period end. An overweight in Bloom Energy (+356%), a position we established in 2025, also helped. The company was among our largest holdings on December 31. Outsized exposure to Guardant Health (+231%) was another plus. The stock was the fund's biggest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in information technology, primarily software & services firms. An underweight in utilities also hampered the fund's result, as did picks and an overweight in communication services, especially media & entertainment stocks.
•The biggest individual relative detractor was an overweight in Compass Diversified Holdings (-79%). Avoiding EchoStar, a benchmark component that gained roughly 375%, hurt as well. Another notable relative detractor was an outsized stake in Payoneer Global (-44%).
•Notable changes in positioning include a higher allocation to the real estate sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $12,231 $13,061 $11,325 $13,972 $16,504 $19,870 $16,203 $19,552 $22,792 $26,687 Russell 2000® Index $10,000 $12,131 $13,908 $12,376 $15,535 $18,636 $21,397 $17,024 $19,906 $22,203 $25,047 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 17.09% 10.09% 10.31% Russell 2000® Index 12.81% 6.09% 9.62% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 511,912,828	$ 511,912,828	$ 511,912,828
Holdings Count | shares	587	587	587
Advisory Fees Paid, Amount	$ 1,664,537
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$511,912,828
Number of Holdings	587
Total Advisory Fee	$1,664,537
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.3 Industrials 17.7 Information Technology 16.7 Health Care 16.5 Consumer Discretionary 9.1 Real Estate 5.1 Energy 4.8 Materials 4.4 Communication Services 2.6 Utilities 2.1 Consumer Staples 0.9 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 97.3 Thailand 1.0 Canada 0.8 Ireland 0.2 Switzerland 0.2 Monaco 0.2 United Kingdom 0.1 Singapore 0.1 Bermuda 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.3 Thailand - 1.0 Canada - 0.8 Ireland - 0.2 Switzerland - 0.2 Monaco - 0.2 United Kingdom - 0.1 Singapore - 0.1 Bermuda - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fabrinet 1.0 Bloom Energy Corp Class A 1.0 Hecla Mining Co 1.0 Guardant Health Inc 1.0 Coeur Mining Inc 0.9 Credo Technology Group Holding Ltd 0.9 Commercial Metals Co 0.8 Abercrombie & Fitch Co Class A 0.8 EnerSys 0.7 Option Care Health Inc 0.7 8.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Disciplined Small Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the year, led by the industrials sector, where our stock picks in capital goods helped most. Investment choices in health care, primarily within the health care equipment & services industry, and materials further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Hecla Mining (+286%), one of the fund's largest holdings at period end. An overweight in Bloom Energy (+356%), a position we established in 2025, also helped. The company was among our largest holdings on December 31. Outsized exposure to Guardant Health (+231%) was another plus. The stock was the fund's biggest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in information technology, primarily software & services firms. An underweight in utilities also hampered the fund's result, as did picks and an overweight in communication services, especially media & entertainment stocks.
•The biggest individual relative detractor was an overweight in Compass Diversified Holdings (-79%). Avoiding EchoStar, a benchmark component that gained roughly 375%, hurt as well. Another notable relative detractor was an outsized stake in Payoneer Global (-44%).
•Notable changes in positioning include a higher allocation to the real estate sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $12,249 $13,103 $11,383 $14,068 $16,640 $20,055 $16,385 $19,797 $23,121 $27,107 Russell 2000® Index $10,000 $12,131 $13,908 $12,376 $15,535 $18,636 $21,397 $17,024 $19,906 $22,203 $25,047 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 17.24% 10.25% 10.49% Russell 2000® Index 12.81% 6.09% 9.62% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 511,912,828	$ 511,912,828	$ 511,912,828
Holdings Count | shares	587	587	587
Advisory Fees Paid, Amount	$ 1,664,537
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$511,912,828
Number of Holdings	587
Total Advisory Fee	$1,664,537
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.3 Industrials 17.7 Information Technology 16.7 Health Care 16.5 Consumer Discretionary 9.1 Real Estate 5.1 Energy 4.8 Materials 4.4 Communication Services 2.6 Utilities 2.1 Consumer Staples 0.9 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 97.3 Thailand 1.0 Canada 0.8 Ireland 0.2 Switzerland 0.2 Monaco 0.2 United Kingdom 0.1 Singapore 0.1 Bermuda 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.3 Thailand - 1.0 Canada - 0.8 Ireland - 0.2 Switzerland - 0.2 Monaco - 0.2 United Kingdom - 0.1 Singapore - 0.1 Bermuda - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fabrinet 1.0 Bloom Energy Corp Class A 1.0 Hecla Mining Co 1.0 Guardant Health Inc 1.0 Coeur Mining Inc 0.9 Credo Technology Group Holding Ltd 0.9 Commercial Metals Co 0.8 Abercrombie & Fitch Co Class A 0.8 EnerSys 0.7 Option Care Health Inc 0.7 8.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Disciplined Small Cap Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the year, led by the industrials sector, where our stock picks in capital goods helped most. Investment choices in health care, primarily within the health care equipment & services industry, and materials further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Hecla Mining (+286%), one of the fund's largest holdings at period end. An overweight in Bloom Energy (+356%), a position we established in 2025, also helped. The company was among our largest holdings on December 31. Outsized exposure to Guardant Health (+231%) was another plus. The stock was the fund's biggest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in information technology, primarily software & services firms. An underweight in utilities also hampered the fund's result, as did picks and an overweight in communication services, especially media & entertainment stocks.
•The biggest individual relative detractor was an overweight in Compass Diversified Holdings (-79%). Avoiding EchoStar, a benchmark component that gained roughly 375%, hurt as well. Another notable relative detractor was an outsized stake in Payoneer Global (-44%).
•Notable changes in positioning include a higher allocation to the real estate sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $12,254 $13,101 $11,385 $14,067 $16,645 $20,077 $16,405 $19,825 $23,159 $27,161 Russell 2000® Index $10,000 $12,131 $13,908 $12,376 $15,535 $18,636 $21,397 $17,024 $19,906 $22,203 $25,047 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 17.28% 10.29% 10.51% Russell 2000® Index 12.81% 6.09% 9.62% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 511,912,828	$ 511,912,828	$ 511,912,828
Holdings Count | shares	587	587	587
Advisory Fees Paid, Amount	$ 1,664,537
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$511,912,828
Number of Holdings	587
Total Advisory Fee	$1,664,537
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.3 Industrials 17.7 Information Technology 16.7 Health Care 16.5 Consumer Discretionary 9.1 Real Estate 5.1 Energy 4.8 Materials 4.4 Communication Services 2.6 Utilities 2.1 Consumer Staples 0.9 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 97.3 Thailand 1.0 Canada 0.8 Ireland 0.2 Switzerland 0.2 Monaco 0.2 United Kingdom 0.1 Singapore 0.1 Bermuda 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.3 Thailand - 1.0 Canada - 0.8 Ireland - 0.2 Switzerland - 0.2 Monaco - 0.2 United Kingdom - 0.1 Singapore - 0.1 Bermuda - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fabrinet 1.0 Bloom Energy Corp Class A 1.0 Hecla Mining Co 1.0 Guardant Health Inc 1.0 Coeur Mining Inc 0.9 Credo Technology Group Holding Ltd 0.9 Commercial Metals Co 0.8 Abercrombie & Fitch Co Class A 0.8 EnerSys 0.7 Option Care Health Inc 0.7 8.8
VIP Disciplined Small Cap Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the year, led by the industrials sector, where our stock picks in capital goods helped most. Investment choices in health care, primarily within the health care equipment & services industry, and materials further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Hecla Mining (+286%), one of the fund's largest holdings at period end. An overweight in Bloom Energy (+356%), a position we established in 2025, also helped. The company was among our largest holdings on December 31. Outsized exposure to Guardant Health (+231%) was another plus. The stock was the fund's biggest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in information technology, primarily software & services firms. An underweight in utilities also hampered the fund's result, as did picks and an overweight in communication services, especially media & entertainment stocks.
•The biggest individual relative detractor was an overweight in Compass Diversified Holdings (-79%). Avoiding EchoStar, a benchmark component that gained roughly 375%, hurt as well. Another notable relative detractor was an outsized stake in Payoneer Global (-44%).
•Notable changes in positioning include a higher allocation to the real estate sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $12,268 $13,129 $11,412 $14,117 $16,722 $20,177 $16,497 $19,955 $23,322 $27,376 Russell 2000® Index $10,000 $12,131 $13,908 $12,376 $15,535 $18,636 $21,397 $17,024 $19,906 $22,203 $25,047 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 17.38% 10.36% 10.60% Russell 2000® Index 12.81% 6.09% 9.62% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 511,912,828	$ 511,912,828	$ 511,912,828
Holdings Count | shares	587	587	587
Advisory Fees Paid, Amount	$ 1,664,537
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$511,912,828
Number of Holdings	587
Total Advisory Fee	$1,664,537
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.3 Industrials 17.7 Information Technology 16.7 Health Care 16.5 Consumer Discretionary 9.1 Real Estate 5.1 Energy 4.8 Materials 4.4 Communication Services 2.6 Utilities 2.1 Consumer Staples 0.9 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 97.3 Thailand 1.0 Canada 0.8 Ireland 0.2 Switzerland 0.2 Monaco 0.2 United Kingdom 0.1 Singapore 0.1 Bermuda 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.3 Thailand - 1.0 Canada - 0.8 Ireland - 0.2 Switzerland - 0.2 Monaco - 0.2 United Kingdom - 0.1 Singapore - 0.1 Bermuda - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fabrinet 1.0 Bloom Energy Corp Class A 1.0 Hecla Mining Co 1.0 Guardant Health Inc 1.0 Coeur Mining Inc 0.9 Credo Technology Group Holding Ltd 0.9 Commercial Metals Co 0.8 Abercrombie & Fitch Co Class A 0.8 EnerSys 0.7 Option Care Health Inc 0.7 8.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Contrafund Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by information technology. Our picks in industrials, primarily within the capital goods industry, also boosted relative performance, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%), which was among the largest holdings at year-end. The second-largest relative contributor was an overweight in Amphenol (+95%), a large holding this year. An overweight in GE Vernova (+98%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Our picks in consumer discretionary also hampered the fund's result, along with an underweight in information technology.
•The largest individual relative detractor was an underweight in Broadcom (+51%). A second notable relative detractor was an underweight in Palantir Technologies (+135%), a stake we established in 2025. Another notable relative detractor was an overweight in Meta Platforms (+13%), which was the largest holding for the year.
•Notable changes in positioning include decreased exposure to health care and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,776 $13,102 $12,233 $16,058 $20,913 $26,666 $19,603 $26,095 $34,823 $42,219 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 21.24% 15.08% 15.49% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 28,500,025,100	$ 28,500,025,100	$ 28,500,025,100
Holdings Count | shares	449	449	449
Advisory Fees Paid, Amount	$ 145,107,203
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$28,500,025,100
Number of Holdings	449
Total Advisory Fee	$145,107,203
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Communication Services 18.1 Financials 14.6 Industrials 10.5 Consumer Discretionary 9.3 Health Care 9.2 Consumer Staples 2.5 Materials 1.5 Utilities 1.5 Energy 1.3 Real Estate 1.0 Common Stocks 96.9 Preferred Stocks 2.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Preferred Stocks - 2.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 90.9 Canada 3.1 Taiwan 1.5 Netherlands 1.1 Korea (South) 0.7 United Kingdom 0.6 Brazil 0.4 Japan 0.3 China 0.2 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Canada - 3.1 Taiwan - 1.5 Netherlands - 1.1 Korea (South) - 0.7 United Kingdom - 0.6 Brazil - 0.4 Japan - 0.3 China - 0.2 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.2 Meta Platforms Inc Class A 8.7 Alphabet Inc Class C 5.3 Amazon.com Inc 5.0 Microsoft Corp 4.5 Berkshire Hathaway Inc Class B 3.5 Eli Lilly & Co 2.6 Apple Inc 1.9 GE Aerospace 1.8 Amphenol Corp Class A 1.6 45.1
VIP Contrafund Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by information technology. Our picks in industrials, primarily within the capital goods industry, also boosted relative performance, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%), which was among the largest holdings at year-end. The second-largest relative contributor was an overweight in Amphenol (+95%), a large holding this year. An overweight in GE Vernova (+98%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Our picks in consumer discretionary also hampered the fund's result, along with an underweight in information technology.
•The largest individual relative detractor was an underweight in Broadcom (+51%). A second notable relative detractor was an underweight in Palantir Technologies (+135%), a stake we established in 2025. Another notable relative detractor was an overweight in Meta Platforms (+13%), which was the largest holding for the year.
•Notable changes in positioning include decreased exposure to health care and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,791 $13,140 $12,287 $16,151 $21,066 $26,904 $19,806 $26,409 $35,291 $42,849 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 21.42% 15.26% 15.66% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 28,500,025,100	$ 28,500,025,100	$ 28,500,025,100
Holdings Count | shares	449	449	449
Advisory Fees Paid, Amount	$ 145,107,203
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$28,500,025,100
Number of Holdings	449
Total Advisory Fee	$145,107,203
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Communication Services 18.1 Financials 14.6 Industrials 10.5 Consumer Discretionary 9.3 Health Care 9.2 Consumer Staples 2.5 Materials 1.5 Utilities 1.5 Energy 1.3 Real Estate 1.0 Common Stocks 96.9 Preferred Stocks 2.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Preferred Stocks - 2.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 90.9 Canada 3.1 Taiwan 1.5 Netherlands 1.1 Korea (South) 0.7 United Kingdom 0.6 Brazil 0.4 Japan 0.3 China 0.2 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Canada - 3.1 Taiwan - 1.5 Netherlands - 1.1 Korea (South) - 0.7 United Kingdom - 0.6 Brazil - 0.4 Japan - 0.3 China - 0.2 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.2 Meta Platforms Inc Class A 8.7 Alphabet Inc Class C 5.3 Amazon.com Inc 5.0 Microsoft Corp 4.5 Berkshire Hathaway Inc Class B 3.5 Eli Lilly & Co 2.6 Apple Inc 1.9 GE Aerospace 1.8 Amphenol Corp Class A 1.6 45.1
VIP Contrafund Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 68	0.61%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by information technology. Our picks in industrials, primarily within the capital goods industry, also boosted relative performance, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%), which was among the largest holdings at year-end. The second-largest relative contributor was an overweight in Amphenol (+95%), a large holding this year. An overweight in GE Vernova (+98%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Our picks in consumer discretionary also hampered the fund's result, along with an underweight in information technology.
•The largest individual relative detractor was an underweight in Broadcom (+51%). A second notable relative detractor was an underweight in Palantir Technologies (+135%), a stake we established in 2025. Another notable relative detractor was an overweight in Meta Platforms (+13%), which was the largest holding for the year.
•Notable changes in positioning include decreased exposure to health care and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,795 $13,149 $12,295 $16,167 $21,094 $26,946 $19,838 $26,455 $35,371 $42,950 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 21.43% 15.28% 15.69% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 28,500,025,100	$ 28,500,025,100	$ 28,500,025,100
Holdings Count | shares	449	449	449
Advisory Fees Paid, Amount	$ 145,107,203
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$28,500,025,100
Number of Holdings	449
Total Advisory Fee	$145,107,203
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Communication Services 18.1 Financials 14.6 Industrials 10.5 Consumer Discretionary 9.3 Health Care 9.2 Consumer Staples 2.5 Materials 1.5 Utilities 1.5 Energy 1.3 Real Estate 1.0 Common Stocks 96.9 Preferred Stocks 2.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Preferred Stocks - 2.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 90.9 Canada 3.1 Taiwan 1.5 Netherlands 1.1 Korea (South) 0.7 United Kingdom 0.6 Brazil 0.4 Japan 0.3 China 0.2 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Canada - 3.1 Taiwan - 1.5 Netherlands - 1.1 Korea (South) - 0.7 United Kingdom - 0.6 Brazil - 0.4 Japan - 0.3 China - 0.2 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.2 Meta Platforms Inc Class A 8.7 Alphabet Inc Class C 5.3 Amazon.com Inc 5.0 Microsoft Corp 4.5 Berkshire Hathaway Inc Class B 3.5 Eli Lilly & Co 2.6 Apple Inc 1.9 GE Aerospace 1.8 Amphenol Corp Class A 1.6 45.1
VIP Contrafund Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by information technology. Our picks in industrials, primarily within the capital goods industry, also boosted relative performance, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%), which was among the largest holdings at year-end. The second-largest relative contributor was an overweight in Amphenol (+95%), a large holding this year. An overweight in GE Vernova (+98%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Our picks in consumer discretionary also hampered the fund's result, along with an underweight in information technology.
•The largest individual relative detractor was an underweight in Broadcom (+51%). A second notable relative detractor was an underweight in Palantir Technologies (+135%), a stake we established in 2025. Another notable relative detractor was an overweight in Meta Platforms (+13%), which was the largest holding for the year.
•Notable changes in positioning include decreased exposure to health care and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,804 $13,167 $12,328 $16,220 $21,178 $27,073 $19,950 $26,623 $35,619 $43,285 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 21.52% 15.37% 15.78% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 28,500,025,100	$ 28,500,025,100	$ 28,500,025,100
Holdings Count | shares	449	449	449
Advisory Fees Paid, Amount	$ 145,107,203
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$28,500,025,100
Number of Holdings	449
Total Advisory Fee	$145,107,203
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Communication Services 18.1 Financials 14.6 Industrials 10.5 Consumer Discretionary 9.3 Health Care 9.2 Consumer Staples 2.5 Materials 1.5 Utilities 1.5 Energy 1.3 Real Estate 1.0 Common Stocks 96.9 Preferred Stocks 2.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Preferred Stocks - 2.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 90.9 Canada 3.1 Taiwan 1.5 Netherlands 1.1 Korea (South) 0.7 United Kingdom 0.6 Brazil 0.4 Japan 0.3 China 0.2 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Canada - 3.1 Taiwan - 1.5 Netherlands - 1.1 Korea (South) - 0.7 United Kingdom - 0.6 Brazil - 0.4 Japan - 0.3 China - 0.2 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.2 Meta Platforms Inc Class A 8.7 Alphabet Inc Class C 5.3 Amazon.com Inc 5.0 Microsoft Corp 4.5 Berkshire Hathaway Inc Class B 3.5 Eli Lilly & Co 2.6 Apple Inc 1.9 GE Aerospace 1.8 Amphenol Corp Class A 1.6 45.1